Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 817		¥ 417
Allowance by impairment methodology, Evaluated collectively	1,047		1,140
Total allowance for credit losses	1,864	¥ 1,793	1,557	¥ 1,519	¥ 1,416	¥ 1,441
Loans by impairment methodology, Evaluated individually	1,015,357		1,144,703
Loans by impairment methodology, Evaluated collectively	690,878		763,663
Total loans	1,706,235		1,908,366
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	1,047		1,140
Total allowance for credit losses	1,047	1,141	1,140	1,069	969	968
Loans by impairment methodology, Evaluated individually	4,311		2,800
Loans by impairment methodology, Evaluated collectively	501,533		488,759
Total loans	505,844		491,559
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	372
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses	372	218
Loans by impairment methodology, Evaluated individually	154,707		162,017
Loans by impairment methodology, Evaluated collectively	180,900		267,058
Total loans	335,607		429,075
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses
Loans by impairment methodology, Evaluated individually	2,048		1,385
Loans by impairment methodology, Evaluated collectively
Total loans	2,048		1,385
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	445		417
Allowance by impairment methodology, Evaluated collectively			0
Total allowance for credit losses	445	¥ 434	417	¥ 450	¥ 447	¥ 473
Loans by impairment methodology, Evaluated individually	854,291		978,501
Loans by impairment methodology, Evaluated collectively	8,445		7,846
Total loans	¥ 862,736		¥ 986,347